Debt Securities - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Debt Securities	$ 67,303,327	$ 54,487,112
Green Bond
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Debt Securities	$ 6,402,396	$ 8,985,121
Banco de Galicia y Buenos Aires S.A.U.
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Negotiable obligation outstanding maturity term	120 months
Banco de Galicia y Buenos Aires S.A.U. | Global Program for Issuance of Unsubordinated Negotiable Obligations Class Six
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Negotiable obligation outstanding maturity term	6 months